Note 21 - Advertising Expenses	12 Months Ended
Mar. 31, 2015
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
21.      ADVERTISING EXPENSES

   　Advertising expenses incurred during the years ended March 31, 2013, 2014 and 2015 related primarily to  advertisements in magazines, journals and newspapers and amounted to ¥671,260 thousand, ¥656,890 thousand and ¥574,118 thousand, respectively.